UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811- 08333

Nuveen Investment Trust II

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: September 30

Date of reporting period: June 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Nuveen Symphony Large-Cap Growth Fund

June 30, 2012

Shares	Description (1)	Value

	COMMON STOCKS – 96.7%

	Aerospace & Defense – 1.0%

9,172	BE Aerospace Inc., (2)	$400,450
	Air Freight & Logistics – 1.0%

4,290	FedEx Corporation	393,007
	Apparel, Accesories & Luxury Goods – 1.0%

4,915	PVH Corporation	382,338
	Beverages – 2.8%

6,519	Coca-Cola Company	509,721

13,599	Dr. Pepper Snapple Group	594,956
	Total Beverages	1,104,677
	Biotechnology – 0.9%

4,654	Amgen Inc.,	339,928
	Capital Markets – 1.0%

943	Affiliated Managers Group Inc., (2)	103,211

4,800	T. Rowe Price Group Inc.	302,208
	Total Capital Markets	405,419
	Chemicals – 4.8%

2,224	CF Industries Holdings, Inc.	430,878

3,731	Eastman Chemical Company	187,930

4,958	LyondellBasell Industries NV	199,659

6,265	Monsanto Company	518,617

4,236	Sigma-Aldrich Corporation	313,167

4,654	Westlake Chemical Corporation	243,218
	Total Chemicals	1,893,469
	Communication Equipment – 1.7%

1,429	F5 Networks, Inc., (2)	142,271

9,527	QUALCOMM, Inc.	530,463
	Total Communication Equipment	672,734
	Computers & Peripherals – 9.4%

5,623	Apple, Inc., (2)	3,283,832

16,861	EMC Corporation, (2)	432,147
	Total Computers & Peripherals	3,715,979
	Construction & Engineering – 0.6%

5,078	Fluor Corporation	250,549
	Consumer Finance – 1.3%

14,595	Discover Financial Services	504,695
	Diversified Telecommunication Services – 1.5%

13,466	Verizon Communications Inc.	598,429
	Electrical Equipment – 0.6%

3,317	Rockwell Automation, Inc.	219,121
	Energy Equipment & Services – 3.0%

7,306	Helmerich & Payne Inc.	317,665

5,059	Oil States International Inc., (2)	334,906

4,043	Schlumberger Limited	262,431

12,975	Superior Energy Services, Inc., (2)	262,484
	Total Energy Equipment & Services	1,177,486

Nuveen Investments	1

Portfolio of Investments (Unaudited)

Nuveen Symphony Large-Cap Growth Fund (continued)

June 30, 2012

Shares	Description (1)	Value

	Food & Staples Retailing – 3.1%

7,637	Costco Wholesale Corporation	$725,515

5,877	CVS Caremark Corporation	274,632

2,249	Whole Foods Market, Inc.	214,375
	Total Food & Staples Retailing	1,214,522
	Food Products – 2.9%

5,472	Campbell Soup Company	182,655

6,953	Hershey Foods Corporation	500,825

5,834	Mead Johnson Nutrition Company, Class A Shares	469,695
	Total Food Products	1,153,175
	Health Care Equipment & Supplies – 1.4%

6,539	Baxter International, Inc.	347,548

2,449	Cooper Companies, Inc.	195,332
	Total Health Care Equipment & Supplies	542,880
	Health Care Providers & Services – 4.6%

5,789	Davita Inc., (2)	568,538

4,635	Express Scripts, Holding Company, (2)	258,772

12,468	HCA Holdings Inc., (2)	379,401

6,560	McKesson HBOC Inc.	615,000
	Total Health Care Providers & Services	1,821,711
	Hotels, Restaurants & Leisure – 3.3%

6,786	Brinker International Inc.	216,270

32,909	International Game Technology	518,317

7,460	Las Vegas Sands	324,435

5,945	Marriott International, Inc., Class A	233,044
	Total Hotels, Restaurants & Leisure	1,292,066
	Internet & Catalog Retail – 1.6%

1,477	Amazon.com, Inc.	337,273

428	priceline.com Incorporated, (2)	284,415
	Total Internet & Catalog Retail	621,688
	Internet Software & Services – 4.7%

21,397	eBay Inc., (2)	898,888

1,607	Google Inc., Class A, (2)	932,172
	Total Internet Software & Services	1,831,060
	IT Services – 6.2%

2,355	Alliance Data Systems Corporation, (2)	317,925

6,274	International Business Machines Corporation (IBM)	1,227,069

1,133	MasterCard, Inc.,	487,315

5,462	Teradata Corporation, (2)	393,319
	Total IT Services	2,425,628
	Life Sciences Tools & Services – 0.7%

6,603	Agilent Technologies, Inc.	259,102
	Machinery – 5.0%

5,332	Caterpillar Inc.	452,740

4,212	Cummins Inc.	408,185

6,707	Joy Global Inc.	380,488

2	Nuveen Investments

Shares	Description (1)	Value

	Machinery (continued)

6,687	SPX Corporation	$436,795

3,941	Wabtec Corporation	307,437
	Total Machinery	1,985,645
	Media – 2.2%

7,570	Scripps Networks Interactive, Class A Shares	430,430

5,111	Time Warner Cable, Class A	419,613
	Total Media	850,043
	Metals & Mining – 0.5%

5,965	Freeport-McMoRan Copper & Gold, Inc.	203,228
	Multiline Retail – 2.5%

6,788	Big Lots, Inc., (2)	276,883

5,576	Macy’s, Inc.	191,536

8,528	Target Corporation	496,244
	Total Multiline Retail	964,663
	Oil, Gas & Consumable Fuels – 2.7%

3,522	Chevron Corporation	371,571

2,721	EOG Resources, Inc.	245,189

7,030	Murphy Oil Corporation	353,539

2,726	Phillips 66	90,612
	Total Oil, Gas & Consumable Fuels	1,060,911
	Pharmaceuticals – 3.4%

10,458	Abbott Laboratories	674,227

15,909	Eli Lilly and Company	682,655
	Total Pharmaceuticals	1,356,882
	Retail REIT – 1.3%

3,320	Simon Property Group, Inc.	516,791
	Road & Rail – 1.7%

8,791	CSX Corporation	196,567

3,977	Union Pacific Corporation	474,496
	Total Road & Rail	671,063
	Semiconductors & Equipment – 3.8%

11,164	Avago Technologies Limtied	400,788

11,246	Broadcom Corporation, Class A, (2)	380,115

5,891	Lam Research Corporation, (2)	222,326

3,168	Linear Technology Corporation	99,253

29,044	NVIDIA Corporation, (2)	401,388
	Total Semiconductors & Equipment	1,503,870
	Software – 5.4%

32,280	Microsoft Corporation	987,445

38,088	Oracle Corporation	1,131,214
	Total Software	2,118,659
	Specialized REIT – 0.8%

7,088	Rayonier Inc.	318,251
	Specialty Retail – 2.9%

7,773	Home Depot, Inc.	411,891

Nuveen Investments	3

Portfolio of Investments (Unaudited)

Nuveen Symphony Large-Cap Growth Fund (continued)

June 30, 2012

Shares	Description (1)			Value
	Specialty Retail (continued)

3,315	O’Reilly Automotive Inc.			$277,698

7,176	Ross Stores, Inc.			448,285
	Total Specialty Retail			1,137,874
	Tobacco – 4.7%

3,776	Lorillard Inc.			498,243

15,274	Philip Morris International			1,332,809
	Total Tobacco			1,831,052
	Water Utilities – 0.7%

11,839	Aqua America Inc.			295,502
	Total Common Stocks (cost $35,656,300)			38,034,547

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 6.8%
$2,669	Repurchase Agreement with State Street Bank, dated 6/29/12, repurchase price $2,669,294, collateralized by $2,710,000 U.S. Treasury Notes, 0.750%, due 3/31/13, value $2,726,938	0.010%	7/02/12	$2,669,292
	Total Short-Term Investments (cost $2,669,292)			2,669,292
	Total Investments (cost $38,325,592) – 103.5%			40,703,839
	Other Assets Less Liabilities – (3.5)%			(1,390,145)
	Net Assets – 100%			$39,313,694

Fair Value Measurements

Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of each Fund’s fair value measurements as of the end of the reporting period.

	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Common Stocks	$38,034,547	$—	$—	$38,034,547
Short-Term Investments:
Repurchase Agreements	—	2,669,292	—	2,669,292
Total	$38,034,547	$2,669,292	$—	$40,703,839

*	Refer to the Fund’s Portfolio of Investments for industry classifications.

During the period ended June 30, 2012, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

4	Nuveen Investments

At June 30, 2012, the cost of investments was $38,375,273.

Gross unrealized appreciation and gross unrealized depreciation of investments at June 30, 2012, were as follows:

Gross unrealized:
Appreciation	$3,001,974
Depreciation	(673,408)
Net unrealized appreciation (depreciation) of investments	$2,328,566

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

REIT	Real Estate Investment Trust.

Nuveen Investments	5

Portfolio of Investments (Unaudited)

Nuveen Symphony Large-Cap Value Fund

June 30, 2012

Shares	Description (1)	Value

	COMMON STOCKS – 98.0%

	Aerospace & Defense – 0.9%

557	Textron Inc.	$13,853
	Apparel, Accesories & Luxury Goods – 0.7%

150	PVH Corporation	11,669
	Biotechnology – 1.4%

303	Amgen Inc.	22,131
	Capital Markets – 3.3%

205	Affiliated Managers Group Inc., (2)	22,437

862	American Capital Limited, (2)	8,680

420	Ameriprise Financial, Inc.	21,949
	Total Capital Markets	53,066
	Chemicals – 2.0%

56	CF Industries Holdings, Inc.	10,849

510	LyondellBasell Industries NV	20,538
	Total Chemicals	31,387
	Commercial Banks – 6.4%

1,455	First Niagara Financial Group Inc.	11,131

1,770	KeyCorp.	13,700

783	U.S. Bancorp	25,181

1,571	Wells Fargo & Company	52,534
	Total Commercial Banks	102,546
	Communication Equipment – 1.2%

403	Motorola Solutions Inc.	19,388
	Computers & Peripherals – 1.2%

1,500	Dell Inc., (2)	18,780
	Consumer Finance – 1.6%

451	Capital One Financial Corporation	24,652
	Diversified Financial Services – 2.6%

1,480	Citigroup Inc.	40,567
	Diversified Telecommunication Services – 2.4%

845	Verizon Communications Inc.	37,552
	Electric Utilities – 3.0%

1,265	Duke Energy Corporation, (2)	29,171

417	Southern Company	19,307
	Total Electric Utilities	48,478
	Electronic Components – 0.6%

700	Corning Incorporated	9,051
	Energy Equipment & Services – 2.2%

422	Halliburton Company	11,981

359	National-Oilwell Varco Inc.	23,134
	Total Energy Equipment & Services	35,115
	Food & Staples Retailing – 1.0%

343	CVS Caremark Corporation	16,028
	Food Products – 3.3%

245	Hershey Foods Corporation	17,647

6	Nuveen Investments

Shares	Description (1)	Value

	Food Products (continued)

898	Kraft Foods Inc., Class A	$34,681
	Total Food Products	52,328
	Health Care Providers & Services – 2.5%

768	HCA Holdings Inc., (2)	23,370

174	McKesson HBOC Inc.	16,313
	Total Health Care Providers & Services	39,683
	Hotels, Restaurants & Leisure – 1.3%

1,269	International Game Technology	19,987
	Industrial Conglomerates – 3.8%

1,533	General Electric Company	31,948

547	Tyco International Ltd.	28,909
	Total Industrial Conglomerates	60,857
	Insurance – 9.1%

508	AFLAC Incorporated	21,636

631	Allstate Corporation	22,142

483	American International Group, (2)	15,499

217	Chubb Corporation	15,802

386	Prudential Financial, Inc.	18,694

504	Torchmark Corporation	25,477

1,239	XL Capital Ltd, Class A	26,069
	Total Insurance	145,319
	Internet & Catalog Retail – 1.3%

436	Expedia, Inc.	20,959
	Internet Software & Services – 3.5%

789	eBay Inc., (2)	33,146

1,475	Yahoo! Inc., (2)	23,349
	Total Internet Software & Services	56,495
	IT Services – 1.4%

182	Visa Inc., Class A	22,501
	Machinery – 2.6%

143	Caterpillar Inc.	12,142

515	Harsco Corporation	10,496

427	Ingersoll Rand Company Limited, Class A	18,011
	Total Machinery	40,649
	Media – 1.4%

681	Comcast Corporation, Class A	21,772
	Metals & Mining – 0.5%

172	Newmont Mining Corporation	8,344
	Multiline Retail – 3.5%

311	Big Lots, Inc., (2)	12,686

543	Macy’s, Inc.	18,652

415	Target Corporation	24,149
	Total Multiline Retail	55,487
	Multi-Utilities – 0.5%

244	Public Service Enterprise Group Incorporated	7,930

Nuveen Investments	7

Portfolio of Investments (Unaudited)

Nuveen Symphony Large-Cap Value Fund (continued)

June 30, 2012

Shares	Description (1)	Value

	Office Electronics – 1.4%

2,904	Xerox Corporation	$22,854
	Oil, Gas & Consumable Fuels – 12.4%

158	Apache Corporation	13,887

355	Devon Energy Corporation	20,586

616	Exxon Mobil Corporation	52,707

645	Marathon Oil Corporation	16,493

371	Marathon Petroleum Corporation	16,665

441	Murphy Oil Corporation	22,178

464	Occidental Petroleum Corporation	39,797

257	Spectra Energy Corporation	7,468

470	WPX Energy Inc., (2)	7,605
	Total Oil, Gas & Consumable Fuels	197,386
	Paper & Forest Products – 0.7%

399	International Paper Company	11,535
	Pharmaceuticals – 9.9%

699	Bristol-Myers Squibb Company	25,129

560	Johnson & Johnson	37,834

1,105	Merck & Company Inc.	46,134

1,018	Pfizer Inc.	23,414

342	Watson Pharmaceuticals Inc., (2)	25,305
	Total Pharmaceuticals	157,816
	Residential REIT – 1.1%

252	Camden Property Trust	17,053
	Retail REIT – 1.1%

110	Simon Property Group, Inc.	17,123
	Road & Rail – 1.7%

1,242	CSX Corporation	27,771
	Software – 1.5%

795	Microsoft Corporation	24,319
	Specialty Retail – 0.5%

159	Home Depot, Inc.	8,425
	Tobacco – 2.5%

117	Lorillard Inc.	15,438

284	Philip Morris International	24,782
	Total Tobacco	40,220
	Total Investments (cost $1,391,520) – 98.0%	1,561,076
	Other Assets Less Liabilities – 2.0%	32,076
	Net Assets – 100%	$1,593,152

Fair Value Measurements

Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable

8	Nuveen Investments

inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of each Fund’s fair value measurements as of the end of the reporting period.

	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Common Stocks	$1,561,076	$—	$—	$1,561,076

*	Refer to the Fund’s Portfolio of Investments for industry classifications.

During the period ended June 30, 2012, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At June 30, 2012, the cost of investments was $1,392,422.

Gross unrealized appreciation and gross unrealized depreciation of investments at June 30, 2012, were as follows:

Gross unrealized:
Appreciation	$218,864
Depreciation	(50,210)
Net unrealized appreciation (depreciation) of investments	$168,654

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

REIT	Real Estate Investment Trust.

Nuveen Investments	9

Portfolio of Investments (Unaudited)

Nuveen Symphony Mid-Cap Core Fund

June 30, 2012

Shares	Description (1)	Value

	COMMON STOCKS – 96.4%

	Aerospace & Defense – 1.2%

981	BE Aerospace Inc., (2)	$42,830
	Apparel, Accesories & Luxury Goods – 1.4%

693	PVH Corporation	53,908
	Beverages – 0.8%

658	Dr. Pepper Snapple Group	28,788
	Building Products – 2.4%

1,190	Lennox International Inc.	55,490

1,180	Owens Corning, (2)	33,677
	Total Building Products	89,167
	Capital Markets – 5.2%

487	Affiliated Managers Group Inc., (2)	53,302

1,172	Ameriprise Financial, Inc.	61,249

3,569	E*Trade Group Inc., (2)	28,695

2,293	Invesco LTD	51,822
	Total Capital Markets	195,068
	Chemicals – 5.1%

313	Airgas, Inc.	26,295

1,153	Celanese Corporation, Series A	39,917

326	CF Industries Holdings, Inc.	63,159

933	Interpid Potash Inc., (2)	21,235

538	Sigma-Aldrich Corporation	39,774
	Total Chemicals	190,380
	Commercial Banks – 2.2%

4,496	First Niagara Financial Group Inc.	34,394

5,928	KeyCorp.	45,883
	Total Commercial Banks	80,277
	Commercial Services & Supplies – 0.7%

984	Republic Services, Inc.	26,037
	Computers & Peripherals – 1.0%

23	Apple, Inc., (2)	13,432

724	Western Digital Corporation, (2)	22,068
	Total Computers & Peripherals	35,500
	Construction & Engineering – 1.7%

2,679	Quanta Services Incorporated, (2)	64,484
	Electric Utilities – 1.6%

1,263	Edison International	58,351
	Electronic Equipment & Instruments – 0.9%

1,719	Jabil Circuit Inc.	34,947
	Energy Equipment & Services – 2.8%

529	Helmerich & Payne Inc.	23,001

700	Oil States International Inc., (2)	46,340

1,682	Superior Energy Services, Inc., (2)	34,027
	Total Energy Equipment & Services	103,368
	Food Products – 5.0%

1,087	Hershey Foods Corporation	78,297

10	Nuveen Investments

Shares	Description (1)	Value

	Food Products (continued)

779	Mead Johnson Nutrition Company, Class A Shares	$62,717

2,345	Tyson Foods, Inc., Class A	44,156
	Total Food Products	185,170
	Gas Utilities – 1.5%

2,753	Questar Corporation	57,428
	Health Care Equipment & Supplies – 1.2%

2,452	Hologic Inc., (2)	44,234
	Health Care Providers & Services – 2.5%

404	Davita Inc., (2)	39,677

6,563	Health Management Associates Inc., (2)	51,520
	Total Health Care Providers & Services	91,197
	Hotels, Restaurants & Leisure – 4.3%

1,399	Brinker International Inc.	44,586

3,882	International Game Technology	61,142

1,184	Penn National Gaming, Inc., (2)	52,795
	Total Hotels, Restaurants & Leisure	158,523
	Independent Power Producers & Energy Traders – 1.5%

4,285	AES Corporation, (2)	54,977
	Insurance – 5.7%

375	Allied World Assurance Holdings	29,801

470	Everest Reinsurance Group Ltd	48,640

1,270	Marsh & McLennan Companies, Inc.	40,932

995	Torchmark Corporation	50,297

1,058	WR Berkley Corporation	41,177
	Total Insurance	210,847
	Internet Software & Services – 1.0%

881	Rackspace Hosting Inc., (2)	38,711
	IT Services – 3.7%

328	Alliance Data Systems Corporation, (2)	44,280

743	Teradata Corporation, (2)	53,503

1,145	VeriFone Holdings Inc., (2)	37,888
	Total IT Services	135,671
	Life Sciences Tools & Services – 1.2%

1,129	Agilent Technologies, Inc.	44,302
	Machinery – 4.7%

876	SPX Corporation	57,220

635	WABCO Holdings Inc., (2)	33,611

721	Wabtec Corporation	56,245

1,023	Xylem Inc.	25,749
	Total Machinery	172,825
	Multiline Retail – 2.3%

1,424	Big Lots, Inc., (2)	58,085

770	Macy’s, Inc.	26,450
	Total Multiline Retail	84,535

Nuveen Investments	11

Portfolio of Investments (Unaudited)

Nuveen Symphony Mid-Cap Core Fund (continued)

June 30, 2012

Shares	Description (1)	Value

	Multi-Utilities – 7.2%

1,316	Alliant Energy Corporation	$59,970

2,652	CenterPoint Energy, Inc.	54,817

2,143	CMS Energy Corporation	50,361

712	Sempra Energy	49,043

3,034	TECO Energy, Inc.	54,794
	Total Multi-Utilities	268,985
	Office REIT – 1.0%

519	Digital Realty Trust Inc.	38,961
	Oil, Gas & Consumable Fuels – 1.2%

405	Continental Resources Inc., (2)	26,981

764	Tesoro Corporation, (2)	19,069
	Total Oil, Gas & Consumable Fuels	46,050
	Pharmaceuticals – 2.5%

2,835	Warner Chilcott Limited, (2)	50,803

551	Watson Pharmaceuticals Inc., (2)	40,768
	Total Pharmaceuticals	91,571
	Residential REIT – 1.0%

246	Essex Property Trust Inc.	37,864
	Retail REIT – 4.1%

1,963	CBL & Associates Properties Inc.	38,357

1,447	Tanger Factory Outlet Centers	46,376

869	Taubman Centers Inc.	67,052
	Total Retail REIT	151,785
	Semiconductors & Equipment – 4.6%

1,451	Avago Technologies Limtied	52,091

933	KLA-Tencor Corporation	45,950

3,308	NVIDIA Corporation, (2)	45,717

987	Skyworks Solutions Inc., (2)	27,014
	Total Semiconductors & Equipment	170,772
	Software – 1.6%

1,443	Fortinet Inc., (2)	33,506

533	Micros Systems, Inc., (2)	27,290
	Total Software	60,796
	Specialized REIT – 1.8%

2,905	Omega Healthcare Investors Inc.	65,363
	Specialty Retail – 6.3%

739	Advance Auto Parts, Inc.	50,415

1,865	Foot Locker, Inc.	57,032

1,025	Limited Brands, Inc.	43,593

548	PetSmart Inc.	37,363

724	Ross Stores, Inc.	45,228
	Total Specialty Retail	233,631
	Textiles, Apparel & Luxury Goods – 1.7%

1,393	Deckers Outdoor Corporation, (2)	61,306
	Tobacco – 1.2%

353	Lorillard Inc.	46,578

12	Nuveen Investments

Shares	Description (1)			Value

	Wireless Telecommunication Services – 0.6%

1,058	Telephone and Data Systems Inc.			$22,524
	Total Common Stocks (cost $3,193,904)			3,577,711

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 5.6%
$210	Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/29/12, repurchase price $209,539, collateralized by $155,000 U.S. Treasury Bonds, 4.625%, due 2/15/40, value $217,043	0.010%	7/02/12	$209,538
	Total Short-Term Investments (cost $209,538)			209,538
	Total Investments (cost $3,403,442) – 102.0%			3,787,249
	Other Assets Less Liabilities – (2.0)%			(74,659)
	Net Assets – 100%			$3,712,590

Fair Value Measurements

Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of each Fund’s fair value measurements as of the end of the reporting period.

	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Common Stocks	$3,577,711	$—	$—	$3,577,711
Short-Term Investments:
Repurchase Agreements	—	209,538	—	209,538
Total	$3,577,711	$209,538	$—	$3,787,249

*	Refer to the Fund’s Portfolio of Investments for industry classifications.

During the period ended June 30, 2012, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At June 30, 2012, the cost of investments was $3,415,430.

Gross unrealized appreciation and gross unrealized depreciation of investments at June 30, 2012, were as follows:

Gross unrealized:
Appreciation	$440,297
Depreciation	(68,478)
Net unrealized appreciation (depreciation) of investments	$371,819

Nuveen Investments	13

Portfolio of Investments (Unaudited)

Nuveen Symphony Mid-Cap Core Fund (continued)

June 30, 2012

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

REIT	Real Estate Investment Trust.

14	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Symphony Small-Mid Cap Core Fund

June 30, 2012

Shares	Description (1)	Value

	COMMON STOCKS – 95.3%

	Aerospace & Defense – 1.3%

209	BE Aerospace Inc., (2)	$9,125

448	Hexcel Corporation, (2)	11,554
	Total Aerospace & Defense	20,679
	Apparel, Accesories & Luxury Goods – 1.8%

499	Fifth & Pacific Companies Inc., (2)	5,354

229	Movado Group Inc.	5,730

96	Oxford Industries Inc.	4,291

149	PVH Corporation	11,591
	Total Apparel, Accesories & Luxury Goods	26,966
	Beverages – 0.7%

79	Coca-Cola Bottling Company Consolidated	5,078

142	Dr. Pepper Snapple Group	6,213
	Total Beverages	11,291
	Biotechnology – 1.1%

236	Incyte Pharmaceuticals Inc., (2)	5,357

473	Intermune, Inc., (2)	5,652

811	Neurocrine Biosciences Inc., (2)	6,415
	Total Biotechnology	17,424
	Building Products – 1.3%

258	Lennox International Inc.	12,031

253	Owens Corning, (2)	7,221
	Total Building Products	19,252
	Capital Markets – 4.6%

104	Affiliated Managers Group Inc., (2)	11,383

250	Ameriprise Financial, Inc.	13,065

1,205	Apollo Investment Corporation	9,254

298	Cohen & Steers Inc.	10,284

779	E*Trade Group Inc., (2)	6,263

488	Invesco LTD	11,029

426	Walter Investment Management Corporation	9,985
	Total Capital Markets	71,263
	Chemicals – 3.9%

67	Airgas, Inc.	5,629

246	Celanese Corporation, Series A	8,517

70	CF Industries Holdings, Inc.	13,562

199	Interpid Potash Inc., (2)	4,529

161	Minerals Technologies Inc.	10,269

115	Sigma-Aldrich Corporation	8,502

176	Westlake Chemical Corporation	9,198
	Total Chemicals	60,206
	Commercial Banks – 2.6%

329	BancorpSouth Inc.	4,777

341	BBCN Bancorp Inc., (2)	3,713

222	Citizens Republic Bancorp., (2)	3,803

Nuveen Investments	15

Portfolio of Investments (Unaudited)

Nuveen Symphony Small-Mid Cap Core Fund (continued)

June 30, 2012

Shares	Description (1)	Value

	Commercial Banks (continued)

959	First Niagara Financial Group Inc.	$7,336

1,265	KeyCorp.	9,791

469	Pacwest Bancorp.	11,101
	Total Commercial Banks	40,521
	Commercial Services & Supplies – 1.6%

219	Clean Harbors, Inc., (2)	12,356

192	G&K Services, Inc.	5,988

210	Republic Services, Inc.	5,557
	Total Commercial Services & Supplies	23,901
	Communication Equipment – 0.5%

129	Comtech Telecom Corporation	3,687

111	Plantronics Inc.	3,707
	Total Communication Equipment	7,394
	Computers & Peripherals – 0.5%

5	Apple, Inc., (2)	2,920

154	Western Digital Corporation, (2)	4,694
	Total Computers & Peripherals	7,614
	Construction & Engineering – 1.3%

372	MasTec Inc., (2)	5,595

586	Quanta Services Incorporated, (2)	14,105
	Total Construction & Engineering	19,700
	Diversified Consumer Services – 0.5%

137	Ascent Media Corporation, (2)	7,090
	Diversified Financial Services – 0.6%

560	PHH Corporation, (2)	9,789
	Electric Utilities – 2.3%

268	Edison International	12,382

449	Portland General Electric Company	11,970

317	UIL Holdings Corporation	11,368
	Total Electric Utilities	35,720
	Electrical Equipment – 0.2%

150	Global Power Equipment Group Inc.	3,276
	Electronic Equipment & Instruments – 0.5%

367	Jabil Circuit Inc.	7,461
	Energy Equipment & Services – 2.2%

285	C&J Energy Services Inc., (2)	5,273

519	Global Geophysical Services Inc., (2)	3,176

113	Helmerich & Payne Inc.	4,913

105	Hornbeck Offshore Services Inc., (2)	4,072

149	Oil States International Inc., (2)	9,864

359	Superior Energy Services, Inc., (2)	7,263
	Total Energy Equipment & Services	34,561
	Food & Staples Retailing – 0.7%

216	Andersons, Inc.	9,215

978	Rite Aid Corporation, (2)	1,369
	Total Food & Staples Retailing	10,584

16	Nuveen Investments

Shares	Description (1)	Value

	Food Products – 3.0%

123	Hain Celestial Group Inc., (2)	$6,770

232	Hershey Foods Corporation	16,711

165	Mead Johnson Nutrition Company, Class A Shares	13,284

508	Tyson Foods, Inc., Class A	9,566
	Total Food Products	46,331
	Gas Utilities – 1.3%

164	Chesapeake Utilities Corporation	7,170

591	Questar Corporation	12,328
	Total Gas Utilities	19,498
	Health Care Equipment & Supplies – 1.7%

272	Align Technology, Inc., (2)	9,101

535	Hologic Inc., (2)	9,651

123	NuVasive, Inc., (2)	3,119

156	Steris Corporation	4,894
	Total Health Care Equipment & Supplies	26,765
	Health Care Providers & Services – 3.5%

68	Air Methods Corporation, (2)	6,681

129	AmSurg Corporation, (2)	3,867

87	Davita Inc., (2)	8,544

183	Hanger Orthopedic Group Inc., (2)	4,692

1,433	Health Management Associates Inc., (2)	11,249

182	Owens and Minor Inc.	5,575

432	Vanguard Health Systems Inc., (2)	3,840

169	Wellcare Health Plans Inc., (2)	8,957
	Total Health Care Providers & Services	53,405
	Hotels, Restaurants & Leisure – 3.5%

513	Ameristar Casinos, Inc.	9,116

299	Brinker International Inc.	9,529

834	International Game Technology	13,136

165	Multimedia Games, Inc., (2)	2,310

253	Penn National Gaming, Inc., (2)	11,281

998	Scientific Games Corporation, (2)	8,533
	Total Hotels, Restaurants & Leisure	53,905
	Independent Power Producers & Energy Traders – 0.8%

920	AES Corporation, (2)	11,804
	Insurance – 4.6%

81	Allied World Assurance Holdings	6,437

254	Alterra Capital Holdings Limited	5,931

101	Everest Reinsurance Group Ltd	10,452

271	Marsh & McLennan Companies, Inc.	8,734

635	National Financial Partners Corp., (2)	8,509

431	Primerica Inc.	11,521

212	Torchmark Corporation	10,717

231	WR Berkley Corporation	8,991
	Total Insurance	71,292

Nuveen Investments	17

Portfolio of Investments (Unaudited)

Nuveen Symphony Small-Mid Cap Core Fund (continued)

June 30, 2012

Shares	Description (1)	Value

	Internet Software & Services – 0.9%

304	Rackspace Hosting Inc., (2)	$13,358
	IT Services – 3.4%

72	Alliance Data Systems Corporation, (2)	9,720

369	CSG Systems International Inc., (2)	6,376

158	Teradata Corporation, (2)	11,378

424	VeriFone Holdings Inc., (2)	14,030

182	Wright Express Corporation, (2)	11,233
	Total IT Services	52,737
	Leisure Equipment & Products – 0.5%

100	Polaris Industries Inc.	7,148
	Life Sciences Tools & Services – 0.6%

243	Agilent Technologies, Inc.	9,535
	Machinery – 3.5%

573	Briggs & Stratton Corporation	10,022

191	SPX Corporation	12,476

251	Titan International Inc.	6,157

135	WABCO Holdings Inc., (2)	7,146

153	Wabtec Corporation	11,936

219	Xylem Inc.	5,512
	Total Machinery	53,249
	Metals & Mining – 0.4%

106	Kaiser Aluminum Corporation	5,495
	Mortgage REIT – 0.8%

308	PennyMac Mortgage Investment Trust	6,077

674	Two Harbors Investment Corporation	6,983
	Total Mortgage REIT	13,060
	Multiline Retail – 1.7%

303	Big Lots, Inc., (2)	12,359

137	Dillard’s, Inc., Class A	8,724

168	Macy’s, Inc.	5,771
	Total Multiline Retail	26,854
	Multi-Utilities – 3.8%

282	Alliant Energy Corporation	12,851

574	CenterPoint Energy, Inc.	11,865

460	CMS Energy Corporation	10,810

152	Sempra Energy	10,470

657	TECO Energy, Inc.	11,865
	Total Multi-Utilities	57,861
	Office REIT – 0.5%

111	Digital Realty Trust Inc.	8,333
	Oil, Gas & Consumable Fuels – 2.7%

86	Continental Resources Inc., (2)	5,729

317	Energy XXI Limited Bermuda	9,919

341	Oasis Petroleum Inc., (2)	8,245

717	Petroquest Energy Inc., (2)	3,585

18	Nuveen Investments

Shares	Description (1)	Value

	Oil, Gas & Consumable Fuels (continued)

428	Stone Energy Corporation, (2)	$10,846

162	Tesoro Corporation, (2)	4,044
	Total Oil, Gas & Consumable Fuels	42,368
	Paper & Forest Products – 0.6%

251	Clearwater Paper Corporation, (2)	8,564
	Personal Products – 0.8%

776	Prestige Brands Holdings Inc., (2)	12,269
	Pharmaceuticals – 1.6%

133	Medicis Pharmaceutical Corporation	4,542

619	Warner Chilcott Limited, (2)	11,092

118	Watson Pharmaceuticals Inc., (2)	8,731
	Total Pharmaceuticals	24,365
	Professional Services – 0.7%

290	Acacia Research, (2)	10,800
	Real Estate Management & Development – 0.3%

390	Forestar Real Estate Group Inc., (2)	4,996
	Residential REIT – 1.8%

178	American Campus Communities Inc.	8,006

169	Equity Lifestyles Properties Inc.	11,656

52	Essex Property Trust Inc.	8,004
	Total Residential REIT	27,666
	Retail REIT – 3.5%

428	CBL & Associates Properties Inc.	8,363

652	Ramco-Gershenson Properties Trust	8,196

721	Tanger Factory Outlet Centers	23,108

188	Taubman Centers Inc.	14,506
	Total Retail REIT	54,173
	Road & Rail – 0.8%

247	Genesee & Wyoming Inc., (2)	13,051
	Semiconductors & Equipment – 4.1%

317	Avago Technologies Limtied	11,380

200	KLA-Tencor Corporation	9,850

599	Kulicke & Soffa Industries Inc., (2)	5,343

724	NVIDIA Corporation, (2)	10,006

723	ON Semiconductor Corporation, (2)	5,133

1,048	Photronics Inc., (2)	6,393

597	Rudolph Technologies, (2)	5,206

1,002	Silicon Image, Inc., (2)	4,148

216	Skyworks Solutions Inc., (2)	5,912
	Total Semiconductors & Equipment	63,371
	Software – 4.3%

219	Advent Software Inc., (2)	5,937

149	Ansys Inc., (2)	9,403

109	CommVault Systems, Inc., (2)	5,403

103	Fair Isaac Corporation	4,355

Nuveen Investments	19

Portfolio of Investments (Unaudited)

Nuveen Symphony Small-Mid Cap Core Fund (continued)

June 30, 2012

Shares	Description (1)	Value

	Software (continued)

308	Fortinet Inc., (2)	$7,152

213	Manhattan Associates Inc., (2)	9,736

706	Mentor Graphics Corporation, (2)	10,590

114	Micros Systems, Inc., (2)	5,837

942	TiVo, Inc., (2)	7,790
	Total Software	66,203
	Specialized REIT – 1.3%

367	Chesapeake Lodging Trust	6,320

634	Omega Healthcare Investors Inc.	14,265
	Total Specialized REIT	20,585
	Specialty Retail – 4.9%

157	Advance Auto Parts, Inc.	10,711

279	Ann Inc., (2)	7,112

395	Foot Locker, Inc.	12,079

109	Genesco Inc., (2)	6,556

219	Limited Brands, Inc.	9,314

87	Lumber Liquidators Inc., (2)	2,940

117	PetSmart Inc.	7,977

158	Ross Stores, Inc.	9,870

194	Select Comfort Corporation, (2)	4,058

77	Vitamin Shoppe Inc., (2)	4,230
	Total Specialty Retail	74,847
	Textiles, Apparel & Luxury Goods – 1.2%

295	Crocs, Inc., (2)	4,764

301	Deckers Outdoor Corporation, (2)	13,247
	Total Textiles, Apparel & Luxury Goods	18,011
	Thrifts & Mortgage Finance – 1.1%

900	Ocwen Financial Corporation, (2)	16,902
	Tobacco – 0.9%

77	Lorillard Inc.	10,160

76	Universal Corporation	3,521
	Total Tobacco	13,681
	Trading Companies & Distributors – 1.7%

374	CAI International Inc., (2)	7,434

313	SeaCube Container Leasing Limited	5,342

153	United Rentals Inc., (2)	5,207

117	Watsco Inc.	8,634
	Total Trading Companies & Distributors	26,617
	Wireless Telecommunication Services – 0.3%

226	Telephone and Data Systems Inc.	4,812
	Total Common Stocks (cost $1,283,947)	1,468,603

20	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 7.5%
$115	Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/29/12, repurchase price $115,472, collateralized by $85,000 U.S. Treasury Bonds, 4.625%, due 2/15/40, value $119,024	0.010%	7/02/12	$115,471
	Total Short-Term Investments (cost $115,471)			115,471
	Total Investments (cost $1,399,418) – 102.8%			1,584,074
	Other Assets Less Liabilities – (2.8)%			(42,427)
	Net Assets – 100%			$1,541,647

Fair Value Measurements

Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of each Fund’s fair value measurements as of the end of the reporting period.

	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Common Stocks	$1,468,603	$—	$—	$1,468,603
Short-Term Investments:
Repurchase Agreements	—	115,471	—	115,471
Total	$1,468,603	$115,471	$—	$1,584,074

*	Refer to the Fund’s Portfolio of Investments for industry classifications.

During the period ended June 30, 2012, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At June 30, 2012, the cost of investments was $1,399,528.

Gross unrealized appreciation and gross unrealized depreciation of investments at June 30, 2012, were as follows:

Gross unrealized:
Appreciation	$216,072
Depreciation	(31,526)
Net unrealized appreciation (depreciation) of investments	$184,546

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

REIT	Real Estate Investment Trust.

Nuveen Investments	21

Portfolio of Investments (Unaudited)

Nuveen Symphony International Equity Fund

June 30, 2012

Shares	Description (1)	Value

	COMMON STOCKS – 93.4%

	Automobiles – 3.4%

453	Honda Motor Company Limited, ADR	$15,701

193	Honda Motor Company Limited, (3)	6,735

304	Toyota Motor Corporation, (3)	12,270
	Total Automobiles	34,706
	Beverages – 2.3%

1,760	Coca-Cola Amatil Limited, (3)	24,187
	Capital Markets – 0.5%

423	UBS AG, (3)	4,950
	Chemicals – 3.0%

773	Kuraray Company Limited, (3)	10,018

232	Nitto Denko Corporation, (3)	9,940

249	Potash Corporation of Saskatchewan	10,884
	Total Chemicals	30,842
	Commercial Banks – 12.5%

812	Banco Itau Holdings Financeira, S.A., Sponsred ADR	11,303

841	Banco Santander Central S.A., ADR	5,517

113	BNP Paribas S.A., (3)	4,357

2,062	DnB NOR ASA, (3)	20,503

729	Hang Seng Bank, (3)	9,984

1,460	HSBC Holdings PLC, (3)	12,865

961	Mitsubishi UFJ Financial Group, Inc., ADR, (3)	4,604

3,179	Mizuho Financial Group, (3)	5,370

139	Societe Generale, (3)	3,260

819	Standard Chartered PLC, (3)	17,791

373	Sumitomo Mitsui Financial Group, (3)	12,322

206	Toronto-Dominion Bank	16,115

64	Toronto-Dominion Bank	5,009
	Total Commercial Banks	129,000
	Commercial Services & Supplies – 0.7%

236	Aggreko PLC, (3)	7,675

9	Veripos Inc., (4)	26
	Total Commercial Services & Supplies	7,701
	Construction & Engineering – 0.8%

238	Royal Boskalis Westminster NV, (3)	7,853
	Diversified Telecommunication Services – 0.5%

191	Telefonica Brasil S.A.	4,725
	Electrical Equipment – 3.3%

515	ABB Limited, ADR	8,405

145	ABB Limited, (3)	2,368

312	Nidec Corporation, ADR	5,987

46	Nidec Corporation, (3)	3,498

525	Sensata Techologies Holdings, (2)	14,060
	Total Electrical Equipment	34,318

22	Nuveen Investments

Shares	Description (1)	Value

	Electronic Equipment & Instruments – 1.9%

594	Hoya Corporation, (3)	$13,086

1,132	Nippon Electric Glass Company Limited, (3)	6,761
	Total Electronic Equipment & Instruments	19,847
	Energy Equipment & Services – 0.9%

96	Subsea 7 S.A., (3)	1,900

359	Subsea 7 S.A., (3)	7,072
	Total Energy Equipment & Services	8,972
	Food & Staples Retailing – 2.4%

897	Jeronimo Martins SGPS, (3)	15,165

746	Koninklijke Ahold NV, Sponsored ADR, (3)	9,243
	Total Food & Staples Retailing	24,408
	Food Products – 4.4%

227	Nestle S.A., Sponsored ADR, (3)	13,561

103	Nestle S.A., (3)	6,147

159	Unilever PLC, ADR	5,363

617	Unilever PLC, ADR, (3)	20,715
	Total Food Products	45,786
	Health Care Providers & Services – 1.7%

257	Fresenius SE, ADR	18,142
	Household Durables – 0.7%

646	Brookfield Residential Properties Inc., (2)	7,041
	Industrial Conglomerates – 2.4%

1,876	Fraser and Neave Limited, (3)	10,446

151	Rheinmetall AG, (3)	7,423

79	Siemens AG, Sponsored ADR, (3)	6,638
	Total Industrial Conglomerates	24,507
	Insurance – 6.0%

440	Hannover Rueckversicherung AG, (3)	26,210

329	Prudential Corporation PLC, (3)	3,815

373	Prudential Corporation PLC	8,654

480	SCOR SE, ADR, (3)	11,636

336	Willis Group Holdings PLC	12,261
	Total Insurance	62,576
	Internet Software & Services – 0.6%

228	Tencent Holdings Limited, (3)	6,733
	Machinery – 2.6%

175	Kone OYJ, (3)	10,569

527	Nabtesco Corporation, (3)	11,754

101	Vallourec S.A., (3)	4,127
	Total Machinery	26,450
	Media – 0.9%

152	WPP Group PLC	9,251
	Metals & Mining – 6.5%

166	BHP Billiton PLC, ADR	10,840

139	BHP Billiton PLC, ADR, (3)	4,528

Nuveen Investments	23

Portfolio of Investments (Unaudited)

Nuveen Symphony International Equity Fund (continued)

June 30, 2012

Shares	Description (1)	Value

	Metals & Mining (continued)

977	Iluka Resources Limited, (3)	$11,531

350	Rio Tinto Limited, (3)	20,547

418	Umicore, (3)	19,326
	Total Metals & Mining	66,772
	Multiline Retail – 1.8%

371	Next PLC, (3)	18,629
	Office Electronics – 0.8%

208	Canon Inc.	8,308
	Oil, Gas & Consumable Fuels – 7.5%

563	BG PLC, (3)	11,525

469	BG PLC., Sponsored ADR, (3)	9,633

383	Repsol YPF S.A., (3)	6,157

648	Royal Dutch Shell PLC, Class B Shares, (3)	22,631

184	StatoilHydro ASA, (3)	4,388

398	StatoilHydro ASA, Sponsored ADR	9,496

65	Total S.A., Sponsored ADR	2,922

245	Total S.A., (3)	11,027
	Total Oil, Gas & Consumable Fuels	77,779
	Pharmaceuticals – 6.8%

266	AstraZeneca PLC, Sponsored ADR	11,904

159	Novartis AG, Sponsored ADR	8,888

58	Novartis AG, Sponsored ADR, (3)	3,243

140	Novo Nordisk A/S, (3)	20,305

316	Sanofi-Aventis, Sponsored ADR	11,938

57	Sanofi-Synthelabo, S.A., (3)	4,315

237	Teva Pharmaceutical Industries Limited, Sponsored ADR	9,347
	Total Pharmaceuticals	69,940
	Real Estate Investment Trust – 1.4%

1,120	Westfield Group, (3)	10,966

1,120	Westfield Realty Trust, (3)	3,285
	Total Real Estate Investment Trust	14,251
	Real Estate Management & Development – 3.4%

179	Altisource Portfolio Solutions S.A., (2)	13,108

619	Brookfield Properties Corporation	10,834

2,995	Hysan Development Company, (3)	11,416
	Total Real Estate Management & Development	35,358
	Semiconductors & Equipment – 2.2%

445	ASM Lithography Holding NV	22,882
	Software – 0.9%

194	Check Point Software Technology Limited, (2)	9,620
	Textiles, Apparel & Luxury Goods – 4.2%

695	Burberry Group PLC, (3)	14,470

98	LVMH Moet Hennessy, (3)	14,915

4,534	Yue Yuen Industrial Holdings Limited, (3)	14,137
	Total Textiles, Apparel & Luxury Goods	43,522

24	Nuveen Investments

Shares	Description (1)	Value

	Tobacco – 1.7%

123	British American Tobacco PLC, (3)	$6,253

113	British American Tobacco PLC	11,540
	Total Tobacco	17,793
	Trading Companies & Distributors – 1.7%

1,210	Mitsui & Company Limited, (3)	17,980
	Wireless Telecommunication Services – 3.0%

198	Millicom International Cellular S.A., (3)	18,686

4,264	Vodafone Group PLC, (3)	11,986
	Total Wireless Telecommunication Services	30,672
	Total Common Stocks (cost $908,711)	965,501

Shares	Description (1)	Value
	COMMON STOCK RIGHTS – 0.0%

	Oil, Gas & Consumable Fuels – 0.0%

383	Repsol YPF S.A. Stock Rights	$269
	Total Common Stock Rights (cost $265)	269

Shares	Description (1)	Value
	Exchange-Traded Funds – 4.3%

617	iShares MSCI EAFE Index Fund	$30,826

183	iShares MSCI Hong Kong Index Fund	3,001

1,081	iShares MSCI Japan Index Fund	10,172
	Total Exchange-Traded Funds (cost $44,745)	43,999
	Total Investments (cost $953,721) – 97.7%	1,009,769
	Other Assets Less Liabilities – 2.3%	23,608
	Net Assets – 100%	$1,033,377

Fair Value Measurements

Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Investments	25

Portfolio of Investments (Unaudited)

Nuveen Symphony International Equity Fund (continued)

June 30, 2012

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of each Fund’s fair value measurements as of the end of the reporting period.

	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Common Stocks	$300,045	$665,430	$26	$965,501
Common Stock Rights	269	—	—	269
Exchange-Traded Funds	43,999	—	—	43,999
Total	$344,313	$665,430	$26	$1,009,769

*	Refer to the Fund’s Portfolio of Investments for industry break down of Common Stocks classified as Level 2 and Level 3.

During the period ended June 30, 2012, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At June 30, 2012, the cost of investments was $959,566.

Gross unrealized appreciation and gross unrealized depreciation of investments at June 30, 2012, were as follows:

Gross unrealized:
Appreciation	$134,079
Depreciation	(83,876)
Net unrealized appreciation (depreciation) of investments	$50,203

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	For fair value measurement disclosure purposes, Common Stock categorized as Level 2.

(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees.

For fair value measurement disclosure purposes, investment categorized as Level 3.

ADR	American Depositary Receipt

26	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Symphony Optimized Alpha Fund

June 30, 2012

Shares	Description (1)	Value

	COMMON STOCKS – 100.0%

	Aerospace & Defense – 1.1%

447	Honeywell International Inc.	$24,960
	Beverages – 3.8%

888	Coca-Cola Company	69,433

456	Dr. Pepper Snapple Group	19,950
	Total Beverages	89,383
	Biotechnology – 3.4%

357	Biogen Idec Inc., (2)	51,544

586	Gilead Sciences, Inc., (2)	30,050
	Total Biotechnology	81,594
	Chemicals – 1.4%

642	Dow Chemical Company	20,223

315	LyondellBasell Industries NV	12,685
	Total Chemicals	32,908
	Commercial Banks – 4.0%

2,407	First Niagara Financial Group Inc.	18,414

415	M&T Bank Corporation	34,267

1,233	Wells Fargo & Company	41,232
	Total Commercial Banks	93,913
	Commercial Services & Supplies – 1.0%

734	Waste Management, Inc.	24,516
	Communications Equipment – 3.0%

760	Motorola Solutions Inc.	36,564

628	QUALCOMM, Inc.	34,967
	Total Communications Equipment	71,531
	Computers & Peripherals – 4.9%

197	Apple, Inc., (2)	115,044
	Diversified Financial Services – 0.4%

325	Citigroup Inc.	8,908
	Diversified Telecommunication Services – 2.0%

300	CenturyLink Inc.	11,847

774	Verizon Communications Inc.	34,397
	Total Diversified Telecommunication Services	46,244
	Electric Utilities – 3.2%

504	Northeast Utilities	19,560

1,227	Southern Company	56,810
	Total Electric Utilities	76,370
	Energy Equipment & Services – 2.8%

616	National-Oilwell Varco Inc.	39,695

322	Schlumberger Limited	20,901

315	Superior Energy Services, Inc., (2)	6,372
	Total Energy Equipment & Services	66,968
	Food & Staples Retailing – 1.6%

410	Costco Wholesale Corporation	38,950

Nuveen Investments	27

Portfolio of Investments (Unaudited)

Nuveen Symphony Optimized Alpha Fund (continued)

June 30, 2012

Shares	Description (1)	Value

	Food Products – 3.2%

449	H.J. Heinz Company	$24,417

336	Hershey Foods Corporation	24,202

339	Mead Johnson Nutrition Company, Class A Shares	27,293
	Total Food Products	75,912
	Gas Utilities – 0.5%

290	ONEOK, Inc.	12,270
	Health Care Equipment & Supplies – 2.2%

283	Baxter International, Inc.	15,041

331	Becton, Dickinson and Company	24,742

219	Stryker Corporation	12,067
	Total Health Care Equipment & Supplies	51,850
	Health Care Providers & Services – 1.6%

290	McKesson HBOC Inc.	27,188

160	Medax Inc., (2)	10,966
	Total Health Care Providers & Services	38,154
	Hotels, Restaurants & Leisure – 2.0%

1,890	International Game Technology	29,768

392	Las Vegas Sands	17,048
	Total Hotels, Restaurants & Leisure	46,816
	Household Products – 2.7%

472	Kimberly-Clark Corporation	39,539

406	Procter & Gamble Company	24,868
	Total Household Products	64,407
	Industrial Conglomerates – 2.2%

2,557	General Electric Company	53,288
	Insurance – 4.0%

711	AFLAC Incorporated	30,281

201	Everest Reinsurance Group Ltd	20,801

357	Marsh & McLennan Companies, Inc.	11,506

134	PartnerRe Limited	10,140

424	Torchmark Corporation	21,433
	Total Insurance	94,161
	Internet Software & Services – 1.7%

49	Google Inc., Class A, (2)	28,423

730	Yahoo! Inc., (2)	11,556
	Total Internet Software & Services	39,979
	IT Services – 3.4%

414	International Business Machines Corporation (IBM)	80,970
	Machinery – 2.9%

409	Caterpillar Inc.	34,728

158	Cummins Inc.	15,312

956	Harsco Corporation	19,483
	Total Machinery	69,523
	Media – 1.5%

479	Comcast Corporation, Class A	15,314

28	Nuveen Investments

Shares	Description (1)	Value

	Media (continued)

446	Viacom Inc., Class B	$20,971
	Total Media	36,285
	Metals & Mining – 2.6%

239	Newmont Mining Corporation	11,594

1,278	Southern Copper Corporation	40,270

220	Walter Industries Inc.	9,715
	Total Metals & Mining	61,579
	Multiline Retail – 1.6%

634	Target Corporation	36,892
	Multi-Utilities – 2.2%

523	Consolidated Edison, Inc.	32,525

608	Public Service Enterprise Group Incorporated	19,760
	Total Multi-Utilities	52,285
	Oil, Gas & Consumable Fuels – 4.8%

237	Chevron Corporation	25,004

1,775	Marathon Oil Corporation	45,387

588	Marathon Petroleum Corporation	26,413

222	Phillips 66	7,379

337	Teekay Shipping Corporation	9,867
	Total Oil, Gas & Consumable Fuels	114,050
	Paper & Forest Products – 0.7%

575	International Paper Company	16,623
	Pharmaceuticals – 8.1%

306	Abbott Laboratories	19,728

986	Bristol-Myers Squibb Company	35,447

1,217	Johnson & Johnson	82,221

720	Watson Pharmaceuticals Inc., (2)	53,273
	Total Pharmaceuticals	190,669
	Real Estate Investment Trust – 4.0%

470	Digital Realty Trust Inc.	35,283

664	Equity One Inc.	14,077

536	Omega Healthcare Investors Inc.	12,060

215	Simon Property Group, Inc.	33,467
	Total Real Estate Investment Trust	94,887
	Road & Rail – 1.3%

247	Norfolk Southern Corporation	17,727

110	Union Pacific Corporation	13,124
	Total Road & Rail	30,851
	Semiconductors & Equipment – 2.1%

1,464	Intel Corporation	39,016

294	Microchip Technology Incorporated	9,726
	Total Semiconductors & Equipment	48,742
	Software – 2.7%

1,501	Microsoft Corporation	45,916

635	Oracle Corporation	18,860
	Total Software	64,776

Nuveen Investments	29

Portfolio of Investments (Unaudited)

Nuveen Symphony Optimized Alpha Fund (continued)

June 30, 2012

Shares	Description (1)	Value

	Specialty Retail – 4.3%

485	Foot Locker, Inc.	$14,831

791	Home Depot, Inc.	41,915

513	Limited Brands, Inc.	21,818

380	Ross Stores, Inc.	23,739
	Total Specialty Retail	102,303
	Tobacco – 5.1%

1,554	Altria Group, Inc.	53,691

273	Philip Morris International	23,822

972	Reynolds American Inc.	43,614
	Total Tobacco	121,127
	Total Investments (cost $1,903,643) – 100.0%	2,369,688
	Other Assets Less Liabilities – (0.0)%	(1,142)
	Net Assets – 100%	$2,368,546

Fair Value Measurements

Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of each Fund’s fair value measurements as of the end of the reporting period.

	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Common Stocks	$2,369,688	$—	$—	$2,369,688

*	Refer to the Fund’s Portfolio of Investments for industry classification.

During the period ended June 30, 2012, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At June 30, 2012, the cost of investments was $1,921,161.

Gross unrealized appreciation and gross unrealized depreciation of investments at June 30, 2012, were as follows:

Gross unrealized:
Appreciation	$500,837
Depreciation	(52,310)
Net unrealized appreciation (depreciation) of investments	$448,527

30	Nuveen Investments

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

Nuveen Investments	31

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust II

By (Signature and Title)	/s/ Kevin J. McCarthy
Vice President and Secretary

Date: August 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: August 29, 2012

By (Signature and Title)	/s/ Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: August 29, 2012